Consolidated Statement of Shareholders Equity (USD $) In Thousands, except Share data	Capital Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Beginning Balance at Dec. 31, 2010	$ 0	$ 11,087	$ (9,761)	$ 150	$ 1,476
Beginning Balance (Shares) at Dec. 31, 2010	39,581,271
Foreign currency translation adjustment				49	49
Issue of common stock, net of transaction costs of $390		2,024			2,024
Issue of common stock, net of transaction costs of $390 (Shares)	4,821,342
Warrants issued, net of transaction costs of $132		685			685
Agents' Warrants		153			153
Warrants exercised		1,458			1,458
Warrants exercised (Shares)	3,418,009
Agents warrants exercised		142			142
Agents warrants exercised (Shares)	299,406
Options exercised		318			318
Options exercised (Shares)	775,000
Stock-based compensation		51			51
Net loss for the period			(2,452)		(2,452)
Ending Balance at Dec. 31, 2011	0	15,918	(12,213)	199	3,904
Ending Balance (Shares) at Dec. 31, 2011	48,895,028
Foreign currency translation adjustment				100	100
Warrants exercised		233			233
Warrants exercised (Shares)	726,080
Agents warrants exercised		104			104
Agents warrants exercised (Shares)	219,313
Options exercised		28			28
Options exercised (Shares)	50,000
Stock-based compensation		59			59
Net loss for the period			(2,250)		(2,250)
Ending Balance at Dec. 31, 2012	0	16,342	(14,463)	299	2,178
Ending Balance (Shares) at Dec. 31, 2012	49,890,421
Foreign currency translation adjustment				(107)	(107)
Warrants exercised	1	750			751
Warrants exercised (Shares)	1,584,000
Options exercised		31			31
Options exercised (Shares)	75,000
Stock-based compensation		48			48
Net loss for the period			(396)		(396)
Ending Balance at Jun. 30, 2013	$ 1	$ 17,171	$ (14,859)	$ 192	$ 2,505
Ending Balance (Shares) at Jun. 30, 2013	51,549,421